Reconciliation of Actual Basic and Diluted Earnings Per Share (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Options
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Antidilutive securities excluded from computation of diluted earnings per share	487,314	627,419
Warrant
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Antidilutive securities excluded from computation of diluted earnings per share	4,240,521	4,240,521
Restricted Stock
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Antidilutive securities excluded from computation of diluted earnings per share		3,507